Debt (Detail) - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Fair Value		$ 5,857,400,000	$ 6,793,500,000
Debt, Long-term and Short-term, Combined Amount	[1]	4,898,800,000	5,396,100,000
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying value		0	499,800,000
Fair Value		0	510,900,000
Debt Instrument, Face Amount		$ 500,000,000.0	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.75%	3.75%
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying value		$ 497,700,000	$ 497,300,000
Fair Value		517,900,000	541,100,000
Debt Instrument, Face Amount		$ 500,000,000.0	500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		2.45%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		$ 297,200,000	296,900,000
Fair Value		388,200,000	409,400,000
Debt Instrument, Face Amount		$ 300,000,000.0	300,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		6.625%
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		$ 545,900,000	545,500,000
Fair Value		621,000,000.0	660,400,000
Debt Instrument, Face Amount		$ 550,000,000.0	550,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.00%
3.20% Senior Notes due 2030
Debt Instrument [Line Items]
Carrying value		$ 496,500,000	496,100,000
Fair Value		536,300,000	575,500,000
Debt Instrument, Face Amount		$ 500,000,000.0	500,000,000.0	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage		3.20%		3.20%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value		$ 396,200,000	396,000,000.0
Fair Value		547,900,000	582,000,000.0
Debt Instrument, Face Amount		$ 400,000,000.0	400,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying value		$ 346,800,000	346,700,000
Fair Value		428,400,000	459,700,000
Debt Instrument, Face Amount		$ 350,000,000.0	350,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying value		$ 395,600,000	395,500,000
Fair Value		447,100,000	481,000,000.0
Debt Instrument, Face Amount		$ 400,000,000.0	400,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.70%
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Carrying value		$ 841,900,000	841,700,000
Fair Value		1,029,300,000	1,113,100,000
Debt Instrument, Face Amount		$ 850,000,000.0	850,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.125%
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Carrying value		$ 590,200,000	590,000,000.0
Fair Value		741,300,000	806,700,000
Debt Instrument, Face Amount		$ 600,000,000.0	600,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.20%
3.95% Senior Notes due 2050
Debt Instrument [Line Items]
Carrying value		$ 490,800,000	490,600,000
Fair Value		600,000,000.0	653,700,000
Debt Instrument, Face Amount		$ 500,000,000.0	$ 500,000,000.0	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage		3.95%		3.95%

[1]	Consists of long-term debt. See Note 4 – Debt for further discussion.